As filed with the U.S. Securities and Exchange Commission on June 24, 2021

File No. 333-195493

File No. 811-22961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 [X]

                 Pre-Effective Amendment No. 71

                 [   ]

                 Post-Effective Amendment No.

                 [X]

                 and/or

                 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                 [X]

                 Amendment No. 74

                 [X]

Alpha Architect ETF Trust

(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Address of Principal Executive Offices, Zip Code)

(215) 882-9983

(Registrant’s Telephone Number, including Area Code)

Wesley R. Gray

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Name and Address of Agent for Service)

Copy to:

Michael Pellegrino, Esq.

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

It is proposed that this filing will become effective

                 [     ]

                 immediately upon filing pursuant to paragraph (b)

                 [X]

                 On July 9, 2021, pursuant to paragraph (b)

                 [   ]

                 60 days after filing pursuant to paragraph (a)(1)

                 [   ]

                 on pursuant to paragraph (a)(1)

                 [   ]

                 75 days after filing pursuant to paragraph (a)(2)

                 [   ]

                 on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

                 [ X ]

                 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 62 (the “Amendment”) to its Registration Statement (filed on April 14, 2021) with respect to its series, the Viridi Clean Energy Crypto Mining & Infrastructure ETF (formerly named the Viridi Crypto Mining ETF), until July 9, 2021. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Broomall, State of Pennsylvania, on this 24th day of June, 2021.

                 ALPHA ARCHITECT ETF TRUST

                 By:

                 /s/ John Vogel

                 John Vogel

                 Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                 Signature

                 Title

                 Date

                 /s/ Wesley R. Gray

                 Trustee and President

                 June 24, 2021

                 Wesley R. Gray*

                 /s/ John R. Vogel

                 Treasurer and Chief Financial Officer

                 June 24, 2021

                 John R. Vogel

                 /s/ Patrick Cleary

                 Secretary and Chief Compliance Officer

                 June 24, 2021

                 Patrick Cleary

                 /s/ Daniel Dorn

                 Trustee

                 June24, 2021

                 Daniel Dorn*

                 /s/ Michael Pagano

                 Trustee

                 June 24, 2021

                 Michael Pagano*

                 /s/ Emeka Oguh

                 Trustee

                 June 24, 2021

                 Emeka Oguh*

                 * By:

                 /s/ John Vogel

                 John Vogel

                 Attorney-in-Fact

                 (Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020)

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